Long term loan and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Loan and Other Long-term Liabilities
	December 31,
	2021	2020
Contingent consideration (Note 3a and 3d)	$12,258	$1,505
Long-term loan less current maturities of long-term loan	-	2,147
Other	841	383
	$13,099	$4,035